Consolidated Statements of Changes in Shareholders' Equity ¥ in Thousands, $ in Thousands	USD ($) shares	CNY (¥) shares	Esta/King Venture/Xiaomi CNY (¥)	Ordinary shares USD ($) shares	Ordinary shares CNY (¥) shares	Ordinary shares Esta/King Venture/Xiaomi CNY (¥) shares	Treasury stock USD ($)	Treasury stock CNY (¥)	Additional paid-in capital USD ($)	Additional paid-in capital CNY (¥)	Additional paid-in capital Esta/King Venture/Xiaomi CNY (¥)	Accumulated other comprehensive (loss) income USD ($)	Accumulated other comprehensive (loss) income CNY (¥)	Statutory reserves USD ($)	Statutory reserves CNY (¥)	Accumulated deficit USD ($)	Accumulated deficit CNY (¥)	Total 21Vianet Group, Inc. shareholders' equity USD ($)	Total 21Vianet Group, Inc. shareholders' equity CNY (¥)	Total 21Vianet Group, Inc. shareholders' equity Esta/King Venture/Xiaomi CNY (¥)	Non-controlling interest USD ($)	Non-controlling interest CNY (¥)
Beginning Balance (in shares) at Dec. 31, 2012 | shares				346,998,505	346,998,505
Beginning Balance at Dec. 31, 2012		¥ 1,889,305			¥ 23			¥ (20,702)		¥ 3,294,855			¥ (57,367)		¥ 25,871		¥ (1,371,877)		¥ 1,870,803			¥ 18,502
Consolidated net loss		(47,003)															(48,226)		(48,226)			1,223
Other comprehensive income (loss), net		(25,144)											(25,144)						(25,144)
Issuance of new shares (in shares) | shares				39,965,142	39,965,142
Issuance of new shares		533,301			¥ 2					533,299									533,301
Settlement of stock consideration by treasury stock (in shares) | shares				5,040,684	5,040,684
Settlement of stock consideration by treasury stock								71,607		(71,529)			(78)
Share based compensation		¥ 58,873								58,873									58,873
Shares issued to depository bank (in shares) | shares	6,000,000	6,000,000		6,000,000	6,000,000
Share issued to depository bank					¥ 1					(1)
Reclassification of contingent consideration payable upon resolution of contingencies		¥ 122,797								122,797									122,797
Appropriation of statutory reserves															9,307		(9,307)
Appropriation of dividend to noncontrolling interests		(3,476)																				(3,476)
Share repurchase (in shares) | shares				(3,521,214)	(3,521,214)
Share repurchase		(59,822)						(59,822)											(59,822)
Share options exercised (in shares) | shares				6,587,580	6,587,580
Share options exercised		6,470								6,470									6,470
Restricted share units vested | shares				1,500,348	1,500,348
Restricted share units vested		0		$ 0	¥ 0			0		0			0		0		0		0			0
Settlement of share options with shares held by depository bank (in shares) | shares				(4,344,510)	(4,344,510)
Settlement of share options with shares held by depository bank		0		$ 0	¥ 0			0		0			0		0		0		0			0
Ending Balance (in shares) at Dec. 31, 2013 | shares				398,226,535	398,226,535
Ending Balance at Dec. 31, 2013		2,475,301			¥ 26			(8,917)		3,944,764			(82,589)		35,178		(1,429,410)		2,459,052			16,249
Consolidated net loss		(346,293)															(348,480)		(348,480)			2,187
Contribution by noncontrolling interest through acquisition		5,597																				5,597
Other comprehensive income (loss), net		16,950											16,950						16,950
Issuance of new shares (in shares) | shares				6,350,610	6,350,610
Settlement of stock consideration by treasury stock (in shares) | shares				456,288	456,288
Settlement of stock consideration by treasury stock								8,917		(8,802)			(115)
Share based compensation		110,449								110,449									110,449
Post-compensation by treasury stock		117,207								117,207									117,207
Reclassification of contingent consideration payable upon resolution of contingencies		66,280								66,280									66,280
Appropriation of statutory reserves															17,085		(17,085)
Decrease in accretion of redeemable noncontrolling interests		(7,850)								(7,850)									(7,850)
Share repurchase (in shares) | shares				(9,318,510)	(9,318,510)
Share repurchase		(213,665)						(213,665)											(213,665)
Share options exercised (in shares) | shares				1,828,910	1,828,910
Share options exercised		2,981								2,981									2,981
Restricted share units vested | shares				4,065,420	4,065,420
Restricted share units vested		0		$ 0	¥ 0			0		0			0		0		0		0			0
Settlement of share options with shares held by depository bank (in shares) | shares				(5,374,944)	(5,374,944)
Settlement of share options with shares held by depository bank		0		$ 0	¥ 0			0		0			0		0		0		0			0
Ending Balance (in shares) at Dec. 31, 2014 | shares				396,234,309	396,234,309
Ending Balance at Dec. 31, 2014		2,226,957			¥ 26			(213,665)		4,225,029			(65,754)		52,263		(1,794,975)		2,202,924			24,033
Consolidated net loss		(425,648)															(428,099)		(428,099)			2,451
Contribution by noncontrolling interest through acquisition		(8,000)								(1,963)									(1,963)			(6,037)
Other comprehensive income (loss), net		41,518											41,518						41,518
Issuance of new shares for stock consideration settlement (in shares) | shares				13,098,599	13,098,599
Issuance of new shares for stock consideration settlement					¥ 1					(1)
Issuance of new shares (in shares) | shares						98,672,082
Issuance of new shares			¥ 1,808,498			¥ 7					¥ 1,808,491									¥ 1,808,498
Issuance of new shares for share option exercise and restricted share units vested (in shares) | shares				6,429,372	6,429,372
Issuance of new shares for share option exercise and restricted share units vested		2,105								2,105									2,105
Settlement of stock consideration by treasury stock (in shares) | shares				878,232	878,232
Settlement of stock consideration by treasury stock								20,523		(20,523)
Share based compensation		¥ 162,346								162,346									162,346
Shares issued to depository bank (in shares) | shares	7,200,000	7,200,000		7,200,000	7,200,000
Reclassification of contingent consideration payable upon resolution of contingencies		¥ 214,543								214,543									214,543
Appropriation of statutory reserves															10,911		(10,911)
Appropriation of dividend to noncontrolling interests		(1,034)																				(1,034)
Decrease in accretion of redeemable noncontrolling interests		7,850								7,850									7,850
Share options exercised (in shares) | shares				2,454,420	2,454,420
Share options exercised		5,240								5,240									5,240
Restricted share units vested | shares				4,462,098	4,462,098
Settlement of share options with shares held by depository bank (in shares) | shares				(6,916,518)	(6,916,518)
Settlement of share options with shares held by depository bank		0		$ 0	¥ 0			0		0			0		0		0		0			0
Ending Balance (in shares) at Dec. 31, 2015 | shares				522,512,594	522,512,594
Ending Balance at Dec. 31, 2015	$ 622,801	¥ 4,034,375		$ 5	¥ 34		$ (29,816)	¥ (193,142)	$ 988,471	¥ 6,403,117		$ (3,741)	¥ (24,236)	$ 9,752	¥ 63,174	$ (344,867)	¥ (2,233,985)	$ 619,804	¥ 4,014,962		$ 2,997	¥ 19,413